CONSOLIDATED BALANCE SHEETS (Parenthetical) - $ / shares	Sep. 30, 2015	Sep. 30, 2014
Consolidated Balance Sheets
Preferred Stock Par Value	$ 0.001	$ 0.001
Preferred Stock Shares Authorized	10,000,000	10,000,000
Preferred Stock Shares Issued	0	0
Preferred Stock Shares Outstanding	0	0
Common Stock Par Value	$ 0.001	$ 0.001
Common Stock Shares Authorized	90,000,000	90,000,000
Common Stock Shares Issued	34,117,886	30,025,295
Common Stock Shares Outstanding	34,117,886	30,025,295